FAIR VALUE MEASUREMENTS - Summary of Fair Value Measurement Inputs and Valuation Techniques (Details) - Private Placement Warrants	Dec. 03, 2021 Y $ / shares	Feb. 12, 2021 Y $ / shares
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.0113	0.0056
Trading days per year
FAIR VALUE MEASUREMENTS
Warrants, measurement input | Y	252	252
Expected volatility
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.210	0.178
Exercise price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	11.50	11.50
Stock Price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	9.48	9.65